ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and benefits	$ 293,324	$ 342,485
Professional fees and other accrued expenses	849,183	807,114
Accrued expenses and other liabilities, net	$ 1,142,507	$ 1,149,599